1
Gabelli Automation ETF
Schedule of Investments — March 31, 2024 (Unaudited)
Shares Market Value
COMMON STOCKS – 100 .0%
Aerospace and Defense – 7 .3%
5,699
Allient Inc. ...............................................
$ 203,340
2,034
Mercury Systems Inc.† ...........................
60,003
172
Northrop Grumman Corp. .......................
82,330
345,673
Building and Construction – 1 .6%
1,183
Johnson Controls International plc .........
77,274
Computer Integrated Systems Design – 1 .8%
3,828
Kyndryl Holdings Inc.† ............................
83,297
Computer Programming, Data Processing, Etc. – 2 .7%
832
Alphabet Inc., Cl. A† ...............................
125,574
Computer Software and Services – 1 .8%
11,435
3D Systems Corp.† ................................
50,771
2,716
NCR Voyix Corp.† ...................................
34,303
85,074
Consumer Products – 4 .7%
1,294
Spectrum Brands Holdings Inc. ..............
115,179
2,067
The AZEK Co. Inc.† ................................
103,805
218,984
Consumer Services – 5 .0%
472
Amazon.com Inc.† ..................................
85,139
6,592
Resideo Technologies Inc.† ....................
147,793
232,932
Diversified Industrial – 5 .8%
2,000
GXO Logistics Inc.† ................................
107,520
6,106
L.B. Foster Co., Cl. A† ............................
166,755
274,275
Electric Lighting & Wiring Equipment – 4 .0%
2,435
AZZ Inc. ..................................................
188,250
Electronic & Other Electrical Equipment – 6 .0%
400
Axcelis Technologies Inc.† ......................
44,608
2,080
Emerson Electric Co. ..............................
235,914
280,522
Electronics – 5 .0%
1,019
Itron Inc.† ................................................
94,278
4,177
Kimball Electronics Inc.† ........................
90,432
300
Texas Instruments Inc. ............................
52,263
236,973
Energy and Utilities – 5 .4%
1,181
Halliburton Co. ........................................
46,555
873
Occidental Petroleum Corp. ....................
56,736
3,826
Oceaneering International Inc.† .............
89,528
7,744
RPC Inc. .................................................
59,939
252,758
Environmental Services – 2 .8%
697
Republic Services Inc. ............................
133,434
Shares Market Value
Equipment and Supplies – 7 .4%
1,134
AMETEK Inc. ..........................................
$ 207,409
1,140
Tennant Co. .............................................
138,635
346,044
Fabricated Structural Metal Products – 0 .8%
1,113
Proto Labs Inc.† .....................................
39,790
Financial Services – 4 .3%
1,064
Intercontinental Exchange Inc. ...............
146,225
456
Nasdaq Inc. .............................................
28,774
1,356
NCR Atleos Corp.† .................................
26,781
201,780
General Industrial Machinery & Equipment – 3 .6%
1,787
Flowserve Corp. ......................................
81,630
2,896
Matthews International Corp., Cl. A ........
90,008
171,638
Industrial Instruments For Measurement, Display, and
Control – 2 .3%
1,275
Fortive Corp. ...........................................
109,675
Measuring & Controlling Devices, NEC – 4 .5%
724
Rockwell Automation Inc. ........................
210,923
Metal Cans – 5 .4%
883
Agnico Eagle Mines Ltd. .........................
52,671
4,609
Barrick Gold Corp. ..................................
76,693
1,237
Cameco Corp. .........................................
53,587
2,013
Newmont Corp. .......................................
72,146
255,097
Prepackaged Software – 11 .6%
360
Aspen Technology Inc.† ..........................
76,781
1,041
Check Point Software Technologies
Ltd.† ...................................................
170,734
6,372
N-able Inc.† ............................................
83,282
812
Oracle Corp. ...........................................
101,995
588
PTC Inc.† ................................................
111,097
543,889
Pumps & Pumping Equipment – 3 .3%
1,139
ITT Inc. ....................................................
154,938
Wholesale-Durable Goods – 2 .9%
136
WW Grainger Inc. ...................................
138,353
TOTAL INVESTMENTS — 100.0%
(cost $4,158,640) ....................................
$ 4,707,147
† Non-income producing security.